Pension and severance plans (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Allocation of Plan Assets

Note 20. The fair values of NIDEC’s pension plan assets at March 31, 2011 and 2012, by asset category, are as follows:

	Yen in millions
	Fair Value at March 31, 2011	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥469	¥469	¥—	¥—
Foreign companies	409	409	—	—
Debt securities:
Pooled funds *1	617	—	617	—
Other assets:
Cash and cash equivalents	746	746	—	—
Life insurance company general accounts	2,767	—	2,767	—
Pooled funds *2	3,284	—	3,284	—

Total	¥8,292	¥1,624	¥6,668	¥—

*1	These funds invest in approximately 80% Japanese bonds, 20% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 34% Japanese companies and 21% foreign companies, and debt security consisting of approximately 29% Japanese bonds and 12% foreign bonds.

	Yen in millions
	Fair Value at March 31, 2012	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥307	¥307	¥—	¥—
Foreign companies	228	228	—	—
Debt securities:
Pooled funds *1	598	—	598	—
Other assets:
Cash and cash equivalents	837	837	—	—
Life insurance company general accounts	2,833	—	2,833	—
Pooled funds *2	2,855	—	2,855	—

Total	¥7,658	¥1,372	¥6,286	¥—

*1	These funds invest in approximately 81% Japanese bonds, 19% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 32% Japanese companies and 21% foreign companies, and debt security consisting of approximately 28% Japanese bonds and 12% foreign bonds.

Schedule of Expected Benefit Payments

The future benefit payments for defined benefit plans are expected as follows:

	Yen in millions
	Japanese plans	Foreign plans
2013	¥812	¥336
2014	784	293
2015	795	383
2016	791	430
2017	722	370
Years 2018-2022	¥4,049	¥2,791

Japanese plans
Schedule of Net Funded Status

Information regarding NIDEC’s employees’ defined benefit plans is as follows:

Japanese plans:

	Yen in millions
	March 31
	2011	2012
Change in benefit obligation:
Benefit obligation at beginning of year	¥18,951	¥15,455
Service cost	949	983
Interest cost	253	213
Actuarial loss	634	337
Acquisition and other	—	691
Plan amendment	(841)	(625)
Curtailments	(442)	(221)
Settlements	(2,844)	(1,304)
Benefits paid	(1,205)	(1,274)

	15,455	14,255

Change in plan assets:
Fair value of plan assets at beginning of year	7,976	7,699
Actual return on plan assets	95	330
Employer contribution	2,741	677
Plan amendment	(109)	—
Settlements	(2,348)	(1,043)
Benefits paid	(656)	(567)

Fair value of plan assets at end of year	7,699	7,096

Funded status	¥(7,756)	¥(7,159)

Schedule of Amounts Recognized in Balance Sheet

	Yen in millions
	March 31
	2011	2012
Change in benefit obligation:
Benefit obligation at beginning of year	¥18,951	¥15,455
Service cost	949	983
Interest cost	253	213
Actuarial loss	634	337
Acquisition and other	—	691
Plan amendment	(841)	(625)
Curtailments	(442)	(221)
Settlements	(2,844)	(1,304)
Benefits paid	(1,205)	(1,274)

	15,455	14,255

Change in plan assets:
Fair value of plan assets at beginning of year	7,976	7,699
Actual return on plan assets	95	330
Employer contribution	2,741	677
Plan amendment	(109)	—
Settlements	(2,348)	(1,043)
Benefits paid	(656)	(567)

Fair value of plan assets at end of year	7,699	7,096

Funded status	¥(7,756)	¥(7,159)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2011	2012
Accrued pension and severance costs	¥7,756	¥7,159

Net amounts recognized	¥7,756	¥7,159

Schedule of Net Periodic Benefit Cost Not yet Recognized

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2011	2012
Actuarial loss	¥(2,880)	¥(2,243)
Prior service credit	1,145	1,559

Pension liability adjustments, pre-tax	¥(1,735)	¥(684)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2011	2012
Projected benefit obligations	¥15,454	¥14,255
Accumulated benefit obligations	14,808	14,002
Fair value of plan assets	¥7,699	¥7,096

Schedule of Net Benefit Costs

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Components of net periodic (benefit) cost:
Service cost	¥1,155	¥949	¥983
Interest cost	331	253	213
Expected return on plan assets	(120)	(165)	(134)
Amortization of net actuarial loss	165	106	120
Amortization of prior service credit	(62)	(135)	(171)
(Gains) losses from curtailments and settlements	—	(249)	296

Net periodic pension cost	¥1,469	¥759	¥1,307

Japanese plans | Benefit Obligations
Schedule of Assumptions Used	Weighted-average assumptions used to determine benefit obligations as of March 31, 2011 and 2012 are as follows:

	March 31
	2011	2012
Discount rate	1.6%	1.6%
Rate of compensation increase	2.2%	2.3%

Japanese plans | Net Periodic Benefit Costs
Schedule of Assumptions Used

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2010, 2011 and 2012 are as follows:

	For the year ended March 31
	2010	2011	2012
Discount rate	1.8%	1.8%	1.6%
Expected return on plan assets	1.8%	2.3%	2.3%
Rate of compensation increase	2.4%	2.3%	2.2%

Foreign plans
Schedule of Net Funded Status

	Yen in millions
	March 31
	2011	2012
Change in benefit obligation:
Benefit obligation at beginning of year	¥5,002	¥5,661
Service cost	321	441
Interest cost	206	230
Actuarial (gain) loss	(43)	287
Acquisition and other	789	—
Foreign currency exchange rate changes	(439)	(254)
Benefits paid	(175)	(246)

	5,661	6,119

Change in plan assets:
Fair value of plan assets at beginning of year	435	593
Actual return on plan assets	57	37
Employer contribution	179	50
Foreign currency exchange rate changes	(30)	(12)
Benefits paid	(48)	(105)

Fair value of plan assets at end of year	593	563

Funded status	¥(5,068)	¥(5,556)

Schedule of Amounts Recognized in Balance Sheet

Amounts included in the consolidated balance sheet are comprised of:

	000000000	000000000
	Yen in millions
	March 31
	2011	2012
Accrued pension and severance costs	¥5,068	¥5,556

Net amounts recognized	¥5,068	¥5,556

Schedule of Net Periodic Benefit Cost Not yet Recognized

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Actuarial gain	¥301	¥(195)

Pension liability adjustments, pre-tax	¥301	¥(195)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	0000000	0000000
	Yen in millions
	March 31
	2011	2012
Projected benefit obligations	¥5,661	¥6,119
Accumulated benefit obligations	5,441	5,882
Fair value of plan assets	¥593	¥563

Schedule of Net Benefit Costs

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Components of net periodic (benefit) cost:
Service cost	¥221	¥321	¥441
Interest cost	212	206	230
Expected return on plan assets	(16)	(90)	(48)
Amortization of net actuarial (gain) loss	(39)	5	(2)

Net periodic pension cost	¥378	¥442	¥621

Foreign plans | Benefit Obligations
Schedule of Assumptions Used

Weighted-average assumptions used to determine benefit obligations as of March 31, 2011 and 2012 are as follows:

	00000000	00000000
	March 31
	2011	2012
Discount rate	5.7%	4.9%
Rate of compensation increase	2.9%	3.0%

Foreign plans | Net Periodic Benefit Costs
Schedule of Assumptions Used

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2010, 2011 and 2012 are as follows:

	For the year ended March 31
	2010	2011	2012
Discount rate	6.0%	4.8%	5.7%
Expected return on plan assets	2.3%	2.0%	4.4%
Rate of compensation increase	2.5%	2.5%	2.9%